Note 11 - Income Taxes - Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Statutory corporate income tax rate in Denmark	22.00%	22.00%	22.00%
Non-deductible income / (expenses)	(3.00%)	5.00%	(1.00%)
Non-taxable income / (expenses)	0.00%	0.00%	0.00%
Additional tax deduction R&D expenses	2.00%	2.00%	1.00%
Tax credit research and development expenditures	0.00%	(7.00%)	(4.00%)
Change in deferred tax asset not capitalized	(11.00%)	(15.00%)	(14.00%)
Total effective tax rate	10.00%	7.00%	4.00%